UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	12/31/2008

Check here if Amendment:           |_|; Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stockman Asset Management, Inc.

Address:  2700 King Avenue West
          Billings, MT 59102

13F File Number: 28-12190

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ron O'Donnell
Title:  President/CEO
Phone:  (406) 655-3960


Signature, Place and Date of Signing:


Ron O'Donnell		       Billings, Montana	       January 20, 2009
--------------------           ------------------           --------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        25

Form 13F Information Table Value Total:   $ 79,420
                                          (in thousands)


List of Other Included Managers:     NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           FORM 13F INFORMATION TABLE
                                       	STOCKMAN ASSET MANAGEMENT, INC.
                                               December31, 2008


COLUMN 1                        COLUMN  2           COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8

                                                                 VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MGRS   SOLE  SHARED  NONE
--------------                  --------------      -----       --------   -------  --- ----   ----------  ----   ----  ------  ----
AMGEN INC                       COM                 031162100   4,545      78,709   SH	       SOLE	   NONE	   1,670      77,039
ASTRAZENECA, PLC                SPONSORED ADR       046353108   4,404     107,340   SH         SOLE        NONE    2,200     105,140
AVON PRODUCTS INC		COM                 054303102   2,670     111,097   SH         SOLE        NONE    2,200     108,897
BANK OF AMERICA CORP            COM                 060505104   2,284     162,231   SH         SOLE        NONE    2,900     159,331
CITIGROUP INC	                COM                 172967101   1,321     196,810   SH         SOLE        NONE    4,500     192,310
GANNETT INC		        COM                 364730101   1,179     147,324   SH         SOLE        NONE    5,250     142,074
GENERAL ELECTRIC                COM                 369604103   2,310     142,618   SH         SOLE        NONE    3,200     139,418
GLAXOSMITHKLINE PLC             SPON ADR    	    37733W105   3,876     104,006   SH         SOLE        NONE    2,390     101,616
HOME DEPOT INC		        COM                 437076102	3,719     161,573   SH         SOLE        NONE    3,200     158,373
HUNTINGTON BANCSHARES	        COM                 446150104     104      13,590   SH         SOLE        NONE               13,590
JOHNSONS & JOHNSONS             COM                 478160104   4,472      74,742   SH         SOLE        NONE    1,310      73,432
JP MORGAN CHASE & CO            COM                 46625H100   4,151     131,654   SH         SOLE        NONE    2,500     129,154
KIMBERLY CLARK		        COM                 494368103   4,022      76,260   SH         SOLE        NONE    1,700      74,560
LILLY ELI                	COM                 532457108   3,860      95,843   SH         SOLE        NONE    2,200      93,643
LOWES COS INC			COM		    548661107	4,259     197,887   SH         SOLE        NONE    3,860     194,027
MBIA INC	                COM                 55262C100     566     139,105   SH         SOLE        NONE    1,800     137,305
NEWELL RUBBERMAID    		COM                 651229106   1,781     182,120   SH         SOLE        NONE    4,700     177,420
PFIZER             	 	COM                 717081103   3,953     223,198   SH         SOLE        NONE    5,850     217,348
SARA LEE CORP	                COM                 803111103   3,095     316,136   SH         SOLE        NONE    7,100     309,036
3M CO                           COM                 88579Y101   3,927      68,253   SH         SOLE        NONE    1,240      67,013
US BANCORP DEL		        COM NEW             902973304   4,321     172,779   SH         SOLE        NONE    3,350     169,429
WACHOVIA CORP 2ND NEW           COM		    929903102     802     144,681   SH         SOLE        NONE    4,500     140,181
WAL MART STORES INC             COM                 931142103   4,619      82,393   SH         SOLE        NONE    1,700      80,693
WELLS FARGO & CO NEW            COM                 949746101   4,752     161,203   SH         SOLE        NONE    3,610     157,593
WYETH                           COM                 983024100   4,427     118,033   SH         SOLE        NONE    2,450     115,583
